Leases (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of quantitative information about leases for lessee [abstract]
Summary of total investment in finance lease and the present value of the minimum lease payments to be recovered
①	The total investment in finance lease and the present value of the minimum lease payments to be recovered as of December 31, 2020 and 2021 are as follows (Unit: Korean Won in millions):

	December 31, 2020
	Total investment in lease	Net investment in lease
Within one year	24,649	23,957
After one year but within two years	48,781	45,575
After two years but within three years	132,894	120,414
After three years but within four years	171,137	151,756
After four years but within five years	277,282	244,481
After five years	16	12

Total	654,759	586,195

	December 31, 2021
	Total investment in lease	Net investment in lease
Within one year	70,740	69,030
After one year but within two years	133,398	124,904
After two years but within three years	239,895	218,911
After three years but within four years	367,991	331,685
After four years but within five years	486,490	429,034
After five years	2	1

Total	1,298,516	1,173,565

Summary of unrealized interest income of the finance lease
②	The unrealized interest income of the finance lease as of December 31, 2020 and 2021 are as follows (Unit: Korean Won in millions):

	December 31, 2020	December 31, 2021
Total investment in lease	654,759	1,298,516
Net investment in lease	586,195	1,173,565
Present value of minimum lease payments	586,133	1,173,565
Present value of unguaranteed residual value	62	—

Unearned interest income	68,564	124,951

Summary of operating lease assets
①	The details of operating lease assets as of December 31, 2020 and 2021 are as follows (Unit: Korean Won in millions):

	December 31, 2020	December 31, 2021
Prepaid lease assets	199	4,579
Operating lease assets
Acquisition cost	1,506,957	2,299,968
Accumulated depreciation	(390,981)	(521,660)
Net carrying value	1,115,976	1,778,308

Total	1,116,175	1,782,887

Summary of changes in assets subject to operating lease
②	The details of changes in operating lease assets as of December 31, 2020 and 2021 are as follows (Unit: Korean Won in millions):

	December 31, 2020	December 31, 2021
Beginning balance	—	1,116,175
Acquisition	118,256	984,093
Disposal	(21,963)	(93,138)
Depreciation	(52,504)	(250,971)
Business combination	1,071,111	—
Others	1,275	22,149

Ending balance	1,116,175	1,778,308

Summary of future lease payments to be received under operating lease contracts

③	The future lease payments to be received under the lease contracts as of December 31, 2020 and 2021 are as follows (Unit: Korean Won in millions):

	December 31, 2020	December 31, 2021
Within one year	240,005	377,153
After one year but within two years	223,074	347,539
After two years but within three years	156,859	262,176
After three years but within four years	80,174	170,391
After four years but within five years	24,992	79,555

Total	725,104	1,236,814

Summary of future lease payments for the lease contracts
1)	The future lease payments under the lease contracts as of December 31, 2020 and 2021 are as follows (Unit: Korean Won in millions):

	December 31, 2020	December 31, 2021
Lease payments
Within one year	173,885	151,259
After one year but within five years	200,844	155,707
After five years	34,787	38,275

Total	409,516	345,241

Summary of cash outflows from lease
2)	Total cash outflows from lease as of December 31, 2020 and 2021 are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2020	2021
Total cash outflows from lease	207,305	180,884

Summary of lease payments of short-term leases or leases for low-value assets
3)
Details of lease payments that are not included in the measurement of lease liabilities due to the fact that they are short-term leases or leases for which the underlying asset is low value as of December 31, 2020 and 2021 are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2020	2021
Lease payments for short-term leases	1,760	1,598
Lease payments for which the underlying asset is of low value	751	1,488

Total	2,511	3,086